Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets

	As of December 31,
(in thousands)	2023	2022
Prepaid advertising	€6,429	€6,284
Other prepaid expenses	4,393	2,035
Other assets	210	350
Total	€11,032	€8,669